Goodwill and Intangible Assets - Future Amortization Expense of Intangible Assets (Details) - USD ($) $ in Millions	Jun. 28, 2020	Jun. 30, 2019
Finite-Lived Intangible Assets [Line Items]
June 27, 2021	$ 19.3
June 26, 2022	17.6
June 25, 2023	14.5
June 30, 2024	13.3
June 29, 2025	12.7
Thereafter	79.5
Finite-lived intangible assets, net	156.9	$ 174.1
Acquisition Related Intangibles
Finite-Lived Intangible Assets [Line Items]
June 27, 2021	14.5
June 26, 2022	13.5
June 25, 2023	11.0
June 30, 2024	10.4
June 29, 2025	10.4
Thereafter	68.3
Finite-lived intangible assets, net	128.1	$ 143.5
Patents
Finite-Lived Intangible Assets [Line Items]
June 27, 2021	4.8
June 26, 2022	4.1
June 25, 2023	3.5
June 30, 2024	2.9
June 29, 2025	2.3
Thereafter	11.2
Finite-lived intangible assets, net	$ 28.8